Impairments and Disposal of Assets, Net Impairments and Disposal of Assets, Net (Tables)	12 Months Ended
May 29, 2016
Asset Impairment Charges [Abstract]
Impairments and Disposal of Assets
Impairments and disposal of assets, net, in our accompanying consolidated statements of earnings are comprised of the following:

	Fiscal Year
(in millions)	2016	2015	2014
Restaurant impairments	$9.2	$49.4	$11.5
Disposal gains	(5.9)	(4.2)	(1.9)
Other	2.5	16.9	6.8
Impairments and disposal of assets, net	$5.8	$62.1	$16.4